Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expenses	$ 2,321	$ 1,372	$ 1,538
Measurement of lease liabilities	$ 7,066	$ 2,686	$ 105